Shareholder Report, Average Annual Return (Details) 1014025_Franklin FTSE Europe ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	101 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin FTSE Europe ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin FTSE Europe ETF (NAV)
Average Annual Return, Percent	19.77%	9.07%	7.48%
FTSE Developed Europe Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Developed Europe Index-NR
Average Annual Return, Percent	19.42%	8.76%	7.22%
FTSE Developed Europe Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Developed Europe Capped Index-NR
Average Annual Return, Percent	19.42%	8.76%	7.22%